Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property and Equipment, net
Schedule of property and equipment, net

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Buildings	125,692	148,168
General equipment	6,161	26,546
Leasehold improvements	2,399	8,592
Motor vehicles	1,394	2,344
Leased equipment under capital lease	12,826	12,826
Total cost	148,472	198,476
Less: Accumulated depreciation	(5,876)	(15,072)
Construction in Progress	3,475	-
Property and equipment, net	146,071	183,404

Capital lease
Property and Equipment, net
Schedule of net value of the equipment under capital lease
	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Equipment	12,826	12,826
Less: Accumulated depreciation	(321)	(1,599)
Leased equipment under capital lease	12,505	11,227